Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Schedule of Basic and Diluted Net Income Per Share
Basic and diluted net income per share for the years ended December 31 are calculated as follows:

	December 31,
	2025	2024
Net income attributable to common shareholders	$37,512	$26,736

Basic weighted average number of common shares outstanding	28,694,635	30,273,036
Stock options	300,392	384,702
DSUs	156,690	129,193
RSUs	221,314	202,606
Diluted weighted average number of common shares outstanding	29,373,031	30,989,537

Basic earnings per common share	$1.31	$0.88
Diluted earnings per common share	$1.28	$0.86